Related Party Transactions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) investor	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Net sales	$ 1,049,850	$ 1,096,086	$ 1,322,706
Accounts receivable, net	119,882	130,831
Rent expense	$ 24,600	29,400	24,500
Forbidden Planet | Related Party
Related Party Transaction [Line Items]
Number of investor | investor	1
Net sales	$ 3,100	2,500	$ 1,600
Accounts receivable, net	$ 400	$ 500